Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 14, 2025 USD ($)	Nov. 10, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) director shares	Jun. 30, 2024 USD ($) director shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 03, 2025 shares	Jun. 30, 2022 USD ($)
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares					$ 0.85	$ 0.85	$ 0.8	$ 0.8
Dividends, common stock in cash | $									$ 31,500	$ 31,000
Common shares issued									98	11
Shares repurchase program authorized amount | $					$ 300,000				$ 300,000						$ 100,000
Stock repurchase program authorized repurchase additional amount | $	$ 100,000	$ 100,000
Shares repurchased									678,060		661,103	1,131,040	466,955
Value of shares repurchased | $					$ 19,437	$ 33,216	$ 1,091	$ 4,132	$ 52,700		$ 53,900	$ 70,600	$ 28,600
Total shares repurchased					2,937,158				2,937,158
Amount of total shares repurchased | $					$ 205,700				$ 205,700
Maximum number of shares that may be granted					1,000,000				1,000,000
Number of directors who elected to receive their compensation in shares | director									0	0
Employees of the Manager | Restricted shares
Stockholders' Equity
Shares granted			30,000
Shares issued and outstanding			30,000								30,000
Amount expected to be recognized as expenses in 2025 | $			$ 2,300								$ 2,300
Vesting period			4 years
Employees of the Manager | Vesting in December 2025 | Restricted shares
Stockholders' Equity
Shares granted			2,000
Employees of the Manager | Vesting in December 2026 | Restricted shares
Stockholders' Equity
Shares granted			4,000
Employees of the Manager | Vesting in December 2027 | Restricted shares
Stockholders' Equity
Shares granted			8,000
Employees of the Manager | Vesting in December 2028 | Restricted shares
Stockholders' Equity
Shares granted			16,000
Executive officers | Common Stock
Stockholders' Equity
Shares granted				100,000
Manager
Stockholders' Equity
Amount expected to be recognized as expenses in 2025 | $					$ 3,500				$ 3,500
Annual management fees (in shares)														100,000
Expenses representing fair value of the stock granted recognized expenses | $									$ 3,400